Related Party Transactions - Schedule of Receivables and Payables from Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Key management [Member]
Related Party Transaction [Line Items]
Related parties	Individuals	Individuals
Short-term borrowings	$ 641,323	$ 340,136
Bellevue Global Life Sciences Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related parties	Other related parties
Short-term borrowings	$ 300,716
Bellevue Capital Management Europe AG [Member]
Related Party Transaction [Line Items]
Related parties	Major shareholder of the Parent
Short-term borrowings	$ 862,053